UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2014 (Unaudited)

Common Stocks--97.3%	Shares		Value ($)
Automobiles & Components--1.5%
Cooper Tire & Rubber	89,120		2,747,570
Dana Holding	65,030		1,510,647
Gentherm	35,500	a	1,734,175
Modine Manufacturing	106,890	a	1,519,976
Motorcar Parts of America	58,300	a	1,767,656
Remy International	12,170		268,957
Superior Industries International	45,750		889,837
Thor Industries	14,271		766,495
			11,205,313
Banks--12.4%
Atlantic Coast Financial
Corporation	222,150	a	924,144
Banc of California	33,740		405,555
Bancorp	108,800	a	1,056,448
Bank of Hawaii	33,620		1,951,641
Bank of the Ozarks	24,880		794,916
BankUnited	85,572		2,699,797
BBCN Bancorp	88,917		1,298,188
BofI Holding	16,000	a	1,231,840
Bryn Mawr Bank	50,990		1,500,126
Centerstate Banks	126,610		1,323,074
City Holding	35,350	b	1,510,152
City National	13,850		1,050,938
Columbia Banking System	112,394		2,923,368
Commerce Bancshares	16,570		764,374
Community Bank System	44,345		1,567,152
Customers Bancorp	86,190	a	1,601,410
CVB Financial	115,180		1,789,897
Dime Community Bancshares	105,100		1,622,744
Eagle Bancorp	82,280	a	2,758,848
East West Bancorp	55,996		1,950,901
F.N.B.	95,013		1,174,361
First Financial Bancorp	107,540		1,786,239
First Financial Bankshares	78,960	b	2,320,634
First Merchants	49,737		1,015,132
First Midwest Bancorp	72,838		1,227,320

First Niagara Financial Group	348,667		3,033,403
FirstMerit	92,751		1,598,563
Great Southern Bancorp	28,790		911,779
Hancock Holding	89,302		2,968,398
Heritage Financial	84,608		1,384,187
Heritage Financial Group	65,289		1,338,424
Home Loan Servicing Solutions	90,600		1,984,140
Huntington Bancshares	230,580		2,270,060
IBERIABANK	54,578		3,561,215
Independent Bank	46,830		1,723,812
Investors bancorp	108,278		1,148,830
Lakeland Financial	35,340		1,376,140
MB Financial	40,637		1,149,621
MGIC Investment	52,290	a	440,805
National Bank Holdings, Cl. A	39,039		793,272
PacWest Bancorp	47,366		1,986,530
Park Sterling	176,309		1,204,190
Popular	51,000	a	1,578,960
South State	7,429		435,042
Southside Bancshares	50,770	b	1,743,949
Sterling Bancorp	98,440		1,247,235
TCF Financial	100,850		1,593,430
Texas Capital Bancshares	65,370	a	3,528,673
TriCo Bancshares	40,400		902,940
TrustCo Bank	161,973		1,137,050
Trustmark	42,366		1,005,557
Umpqua Holdings	83,650		1,461,366
Union Bankshares	44,804		1,058,718
United Financial Bancorp	94,195		1,167,076
Westamerica Bancorporation	38,800	b	1,876,756
Wilshire Bancorp	136,990		1,337,022
Wintrust Financial	37,600		1,751,032
WSFS Financial	18,460		1,377,116
			90,324,490
Capital Goods--11.4%
A.O. Smith	22,124		1,085,846
AAON	69,990		1,306,013
Aerovironment	12,750	a	402,135
Albany International, Cl. A	42,580		1,599,731
Blount International	160,560	a	2,565,749
CLARCOR	41,500		2,623,215
Columbus McKinnon	30,390		761,573
DigitalGlobe	55,700	a	1,691,609

DXP Enterprises	13,900	a	1,113,668
Dycom Industries	25,810	a	805,530
EnerSys	24,623		1,583,013
Exelis	74,700		1,284,093
Franklin Electric	15,426		585,571
FreightCar America	54,878		1,634,816
GenCorp	72,000	a,b	1,326,960
Generac Holdings	25,700	a,b	1,195,564
General Cable	49,730		1,067,703
Gibraltar Industries	67,786	a	1,078,475
Global Brass & Copper Holdings	63,310		978,139
Graco	45,300		3,481,758
GrafTech International	150,337	a	1,312,442
Granite Construction	33,240		1,172,375
Greenbrier Cos.	19,000	b	1,358,880
H&E Equipment Services	33,800		1,382,758
Harsco	149,970		3,629,274
Hexcel	94,379	a	3,887,471
Hillenbrand	34,527		1,154,583
ITT	28,230		1,351,088
KBR	80,240		1,766,885
KEYW Holding	55,030	a,b	651,005
Lawson Products	34,950	a	622,110
Lindsay	12,608	b	980,650
LSI Industries	80,505		565,950
Lydall	35,311	a	978,115
Manitowoc	53,450		1,572,499
Meritor	80,910	a	1,102,803
Miller Industries	29,525		558,613
Mueller Industries	26,610		778,076
Mueller Water Products, Cl. A	401,950		3,709,999
National Presto Industries	13,350	b	874,291
NCI Building Systems	81,000	a	1,616,760
Orion Marine Group	96,023	a	970,792
Owens Corning	25,100		903,600
Quanex Building Products	47,610		859,837
Regal-Beloit	22,886		1,626,508
Spirit Aerosystems Holdings, Cl. A	69,110	a	2,650,369
Standex International	29,780		2,222,481
Sun Hydraulics	25,000		1,000,750
Teledyne Technologies	20,640	a	2,003,525
TriMas	111,810	a	3,544,377
Triumph Group	32,205		2,234,061

Tutor Perini	38,600	a	1,153,368
Twin Disc	30,280		979,558
Valmont Industries	6,010	b	845,907
Wabash National	113,400	a	1,603,476
Woodward	27,523		1,437,526
			83,233,923
Commercial & Professional Services--4.7%
ABM Industries	85,536		2,275,258
Acacia Research	61,250	b	1,089,637
ACCO Brands	116,144	a	897,793
Barrett Business Services	22,600		1,337,694
Brady, Cl. A	32,310		860,092
CBIZ	139,518	a	1,199,855
CDI	77,658		1,178,071
Civeo	32,230		818,964
Clean Harbors	28,500	a	1,725,390
Corporate Executive Board	47,400		3,124,608
Covanta Holding	104,740		2,198,493
Deluxe	79,129		4,712,132
Ennis	33,227		479,466
FTI Consulting	70,067	a	2,599,486
Korn/Ferry International	54,064	a	1,635,436
MSA Safety	19,691		1,090,094
Multi-Color	26,280		1,218,866
R.R. Donnelley & Sons	28,880		510,310
Steelcase, Cl. A	233,279		3,662,480
Tetra Tech	64,753		1,651,202
			34,265,327
Consumer Durables & Apparel--3.3%
Arctic Cat	51,170		1,894,313
Crocs	78,859	a	1,218,372
CSS Industries	37,240		941,427
Deckers Outdoor	13,500	a	1,245,240
Ethan Allen Interiors	26,521		669,125
Iconix Brand Group	63,970	a,b	2,663,071
LeapFrog Enterprises	128,254	a	831,086
Libbey	36,500	a	1,007,400
M.D.C. Holdings	56,230	b	1,631,232
M/I Homes	130,260	a	2,964,718
Skullcandy	173,800	a	1,440,802
Smith & Wesson Holding	71,400	a,b	790,398
UCP, Cl. A	66,933	a	853,396
Unifi	70,260	a	2,003,113

Universal Electronics	25,900	a	1,415,953
Wolverine World Wide	91,400	b	2,427,584
			23,997,230
Consumer Services--2.5%
American Public Education	36,300	a	1,102,068
Bloomin' Brands	68,340	a	1,137,178
Bob Evans Farms	19,880		863,190
Capella Education	31,690		2,063,336
Cheesecake Factory	43,500		1,955,325
DeVry Education Group	17,140		735,820
Interval Leisure Group	192,250	b	4,156,445
LifeLock	91,900	a	1,361,958
Matthews International, Cl. A	24,241		1,118,722
Ruth's Hospitality Group	66,654		743,192
SeaWorld Entertainment	131,240		2,728,480
Wendy's	72,100		587,615
			18,553,329
Diversified Financials--3.8%
Ares Capital	121,981		2,091,974
Eaton Vance	70,732		2,769,865
Encore Capital Group	89,391	a,b	3,968,067
Evercore Partners, Cl. A	22,400		1,147,552
Fifth Street Finance	58,299		573,079
First Cash Financial Services	76,000	a	4,389,760
FNFV Group	96,975		1,452,685
Gain Capital Holdings	71,951		454,011
Janus Capital Group	122,786		1,491,850
New Mountain Finance	47,748	b	734,842
PHH	39,208	a,b	939,424
Stifel Financial	88,721	a	4,247,961
Voya Financial	36,150		1,413,103
World Acceptance	25,713	a,b	2,014,356
			27,688,529
Energy--4.9%
Atwood Oceanics	29,042	a	1,434,965
Bill Barrett	80,200	a	1,826,154
CARBO Ceramics	23,800	b	2,560,642
Clayton Williams Energy	11,210	a	1,327,712
Delek US Holdings	47,800		1,672,044
Emerald Oil	126,490	a,b	1,081,489
Energy XXI	81,500	b	1,344,750
Era Group	59,440	a	1,522,258
Goodrich Petroleum	48,020	a,b	1,061,242

GulfMark Offshore, Cl. A	21,315		857,076
Helix Energy Solutions Group	65,100	a	1,778,532
ION Geophysical	213,270	a	735,781
Kodiak Oil & Gas	6,408	a	104,258
McDermott International	290,970	a,b	2,094,984
Newpark Resources	161,910	a,b	1,996,350
PBF Energy	40,100		1,139,241
PDC Energy	33,020	a	1,984,172
Rosetta Resources	9,405	a	470,250
Sanchez Energy	25,409	a,b	843,325
Stone Energy	39,200	a	1,379,448
Synergy Resources	71,400	a	961,044
Tesco	53,646		1,138,368
TETRA Technologies	164,390	a	1,939,802
Tidewater	32,051		1,630,434
Triangle Petroleum	66,462	a	796,879
Ultra Petroleum	24,630	a,b	653,434
WPX Energy	37,460	a	997,185
			35,331,819
Exchange-Traded Funds--.8%
iShares Russell 2000 ETF	49,137	b	5,727,409
Food & Staples Retailing--.4%
Andersons	20,650		1,420,100
SpartanNash	42,772		919,170
Village Super Market, Cl. A	22,000		504,460
			2,843,730
Food, Beverage & Tobacco--1.5%
Cott	69,600		522,000
Darling Ingredients	169,990	a	3,277,407
Lancaster Colony	11,922		1,054,024
National Beverage	118,300	a	2,168,439
Pinnacle Foods	42,300		1,368,828
TreeHouse Foods	29,000	a	2,393,080
			10,783,778
Health Care Equipment & Services--4.5%
Accuray	56,090	a,b	456,573
Air Methods	25,700	a	1,507,562
Allscripts Healthcare Solutions	192,640	a	2,846,257
AmSurg	15,951	a	858,004
AngioDynamics	78,709	a	1,110,584
Anika Therapeutics	29,300	a	1,230,600
Cynosure, Cl. A	74,000	a	1,667,220
Derma Sciences	70,880	a,b	600,354

Gentiva Health Services	142,580	a	2,576,421
HealthSouth	20,510		807,889
Hill-Rom Holdings	41,747		1,828,936
Kindred Healthcare	121,417		2,507,261
MedAssets	50,506	a	1,161,638
Merit Medical Systems	85,931	a	1,074,997
Molina Healthcare	30,900	a	1,478,256
Owens & Minor	65,100		2,239,440
Patterson	56,000		2,255,120
Premier, Cl. A	19,550		617,389
Providence Service	38,800	a	1,766,564
Symmetry Medical	137,709	a	1,269,677
Syneron Medical	86,360	a	867,054
Triple-S Management, Cl. B	35,400	a	677,556
WellCare Health Plans	18,540	a	1,221,044
			32,626,396
Household & Personal Products--.9%
Elizabeth Arden	28,160	a	481,536
Nu Skin Enterprises, Cl. A	57,583		2,575,112
WD-40	46,000		3,160,200
			6,216,848
Insurance--5.6%
American Equity Investment Life
Holding	130,177		3,220,579
American Financial Group	13,330		799,400
American National Insurance	9,950		1,132,708
Argo Group International Holdings	15,794		831,396
Assurant	11,730		782,977
Endurance Specialty Holdings	34,000		1,974,380
FBL Financial Group, Cl. A	7,970		373,235
First American Financial	47,289		1,340,643
FNF Group	47,700		1,350,387
Greenlight Capital, Cl. A	15,200	a	519,992
HCC Insurance Holdings	27,428		1,375,240
Horace Mann Educators	150,360		4,480,728
Infinity Property & Casualty	16,500		1,128,270
Kemper	108,350		3,938,523
Maiden Holdings	130,000		1,580,800
Primerica	103,860		5,227,274
RLI	74,000		3,307,800
Stewart Information Services	94,698		3,051,170
Symetra Financial	36,930		898,876
The Hanover Insurance Group	32,375		2,054,194

Validus Holdings	34,838		1,362,514
			40,731,086
Materials--5.9%
American Vanguard	151,290	b	2,033,338
AptarGroup	11,700		750,555
Avery Dennison	64,380		3,098,610
Balchem	25,000		1,286,000
Chemtura	90,440	a	2,232,964
Cliffs Natural Resources	41,030	b	618,322
Crown Holdings	58,410	a	2,819,451
Cytec Industries	27,660		2,850,087
Ferro	234,070	a	3,155,264
FutureFuel	73,200		1,018,944
Greif, Cl. A	23,810		1,140,261
Haynes International	22,130		1,097,205
Headwaters	90,300	a	1,172,997
Intrepid Potash	131,230	a,b	2,011,756
Kaiser Aluminum	47,586		3,833,053
Koppers Holdings	27,700		1,027,947
Kraton Performance Polymers	47,980	a	975,433
LSB Industries	32,759	a	1,311,998
Materion	41,150		1,342,724
Mercer International	86,935	a	872,827
Nevsun Resources	10,270		42,620
Olympic Steel	38,740		931,310
PH Glatfelter	110,843		2,763,316
PolyOne	34,493		1,352,815
RPM International	12,582		592,990
Sealed Air	42,700		1,541,470
Sonoco Products	22,805		938,654
			42,812,911
Media--1.6%
CBS Outdoor Americas	22,750		781,917
Cinemark Holdings	77,000		2,717,330
E.W. Scripps, Cl. A	84,000	a,b	1,592,640
LIN Media, Cl. A	61,400	a	1,431,848
Meredith	23,357	b	1,087,969
New Media Investment Group	82,641		1,443,738
Starz, Cl. A	35,460	a	1,109,543
World Wrestling Entertainment, Cl.
A	83,100	b	1,208,274
			11,373,259
Pharmaceuticals, Biotech & Life Sciences--2.0%

Affymetrix	102,570	a,b	889,282
BioDelivery Sciences International	45,880	a	734,080
Cambrex	122,880	a	2,693,529
Charles River Laboratories
International	69,406	a	4,101,895
Concert Pharmaceuticals	71,988	b	645,012
Flamel Technologies, ADR	290,879	a	4,363,185
Sagent Pharmaceuticals	44,359	a	1,234,067
			14,661,050
Real Estate--2.4%
Altisource Portfolio Solutions	18,500	a,b	1,848,705
AV Homes	72,550	a	1,155,721
Corporate Office Properties Trust	43,550	c	1,235,949
First Potomac Realty Trust	71,723	c	949,613
Hersha Hospitality Trust	352,461	c	2,393,210
iStar Financial	76,386	a,c	1,136,624
LaSalle Hotel Properties	56,852	c	2,077,941
Lexington Realty Trust	161,800	c	1,760,384
Medical Properties Trust	97,937	c	1,379,932
Newcastle Investment	161,200	c	2,184,260
Omega Healthcare Investors	23,748	b,c	894,587
Ramco-Gershenson Properties Trust	43,735	c	741,746
			17,758,672
Retailing--3.6%
ANN	28,802	a	1,193,555
Ascena Retail Group	125,125	a	2,175,924
Big Lots	76,260		3,534,651
CST Brands	46,400		1,616,576
DSW, Cl. A	13,903		430,159
Express	75,870	a	1,315,586
Finish Line, Cl. A	32,051		949,671
Genesco	14,465	a	1,147,075
GNC Holdings, Cl. A	20,190		766,210
Lithia Motors, Cl. A	10,093		882,330
New York & Co.	69,880	a	237,592
Office Depot	224,188	a	1,147,843
Rent-A-Center	91,707		2,554,957
Select Comfort	123,352	a	2,759,384
Shutterfly	26,100	a	1,331,361
Sonic Automotive, Cl. A	65,720		1,623,284
Stage Stores	62,200		1,086,634
The Children's Place	31,500		1,693,440
			26,446,232

Semiconductors & Semiconductor Equipment--4.1%
Amkor Technology	163,560	a	1,701,024
ANADIGICS	748,676	a	469,045
Axcelis Technologies	845,305	a	1,707,516
Brooks Automation	82,900		940,086
Cabot Microelectronics	68,420	a	2,935,218
Ceva	35,730	a	541,667
ChipMOS Technologies	56,400		1,349,652
FormFactor	127,950	a	900,768
Freescale Semiconductor	70,120	a	1,476,026
GT Advanced Technologies	203,360	a,b	3,621,842
Integrated Silicon Solution	46,743		693,199
Mellanox Technologies	27,990	a,b	1,169,702
Microsemi	49,655	a	1,322,809
Rambus	171,580	a	2,129,308
Silicon Image	195,200	a	987,712
Spansion, Cl. A	56,460	a	1,259,058
Teradyne	110,914		2,283,719
Ultratech	77,190	a	1,996,133
Veeco Instruments	19,100	a	675,567
Xcerra	132,137	a	1,380,832
			29,540,883
Software & Services--8.0%
American Software, Cl. A	186,593		1,716,656
AVG Technologies	83,900	a	1,471,606
Bankrate	63,130	a	886,345
Booz Allen Hamilton Holdings	55,146		1,223,138
CACI International, Cl. A	17,092	a	1,232,675
Cadence Design Systems	77,910	a,b	1,374,332
Cass Information Systems	59,268		2,780,855
Computer Services	38,643		1,398,877
Comverse	91,423	a	2,257,234
Convergys	135,700		2,605,440
Conversant	107,460	a,b	2,959,448
CoreLogic	90,330	a	2,553,629
Covisint	73,900	b	355,459
Digital River	118,680	a	1,812,244
DST Systems	29,990		2,783,372
Epiq Systems	51,200		744,960
ExlService Holdings	66,380	a	1,810,183
FalconStor Software	799,739	a	1,087,645
Gigamon	42,300	a,b	460,224
Heartland Payment Systems	35,500		1,695,835

Jack Henry & Associates	53,700		3,104,397
MoneyGram International	74,560	a	1,048,314
Monotype Imaging Holdings	58,300		1,713,437
NeuStar, Cl. A	36,200	a,b	1,067,538
Nuance Communications	56,650	a	963,616
Rovi	127,690	a	2,953,470
SeaChange International	118,320	a	898,049
SS&C Technologies Holdings	27,700	a	1,253,702
Stamps.com	40,300	a	1,356,498
Syntel	34,000	a	3,038,580
TIBCO Software	63,530	a	1,323,965
Unwired Planet	740,415	a	1,554,871
VeriFone Systems	34,160	a	1,192,867
Verint Systems	67,268	a	3,372,152
			58,051,613
Technology Hardware & Equipment--7.7%
ADTRAN	25,180		581,154
Anixter International	22,859		2,039,708
ARRIS Group	87,880	a	2,690,007
Aviat Networks	1,003,708	a	1,575,822
Badger Meter	45,825		2,386,566
Bel Fuse, Cl. B	37,990		894,285
Belden	18,096		1,322,275
Black Box	40,399		955,436
Brocade Communications Systems	201,590		2,126,775
Ceragon Networks	129,040	a	316,148
Ciena	81,530	a,b	1,686,856
Cognex	42,000	a	1,763,160
CTS	39,130		693,775
Dolby Laboratories, Cl. A	24,610	a,b	1,146,334
Electronics For Imaging	31,595	a	1,391,444
Emulex	167,290	a	916,749
GSI Group	51,510	a	660,358
Harmonic	104,100	a	683,937
II-VI	77,130	a	1,076,735
Infinera	182,720	a	1,933,178
Ingram Micro, Cl. A	47,991	a	1,383,581
InvenSense	62,600	a,b	1,618,210
Itron	24,830	a	1,048,323
Jabil Circuit	33,880		731,130
JDS Uniphase	76,900	a,b	888,195
Lexmark International, Cl. A	57,480		2,906,189
Littelfuse	12,423		1,141,798

Mercury Systems	64,590	a	721,470
Methode Electronics	35,800		1,207,176
Oplink Communications	60,637		1,171,507
OSI Systems	9,610	a	670,394
Park Electrochemical	37,547		1,056,573
Plantronics	10,629		507,322
Plexus	11,762	a	484,477
QLogic	36,235	a	327,927
Quantum	841,429	a	1,051,787
Sanmina	81,560	a	1,915,029
ScanSource	36,438	a	1,405,049
Sierra Wireless	31,780	a,b	890,158
Sonus Networks	457,410	a	1,724,436
SYNNEX	25,080	a	1,749,079
Vishay Intertechnology	267,331	b	4,277,296
Vishay Precision Group	45,220	a	691,866
			56,409,674
Telecommunication Services--.4%
FairPoint Communications	91,000	a,b	1,470,560
Telephone & Data Systems	23,640		622,678
US Cellular	15,440	a	582,397
			2,675,635
Transportation--1.3%
Air Transport Services Group	103,988	a	849,582
Celadon Group	55,100		1,153,794
Danaos	120,101	a,b	694,184
Landstar System	45,050		3,057,318
Ryder System	24,970		2,255,790
SkyWest	40,498		363,267
Werner Enterprises	31,174		776,233
			9,150,168
Utilities--2.1%
ALLETE	22,222		1,081,545
Dynegy	60,220	a	1,967,990
Hawaiian Electric Industries	79,564	b	2,020,130
New Jersey Resources	15,243		796,142
NorthWestern	37,700	b	1,820,156
Ormat Technologies	46,150	b	1,270,509
PNM Resources	60,100		1,575,221
Portland General Electric	74,603		2,571,565
Questar	108,000		2,539,080
			15,642,338
Total Common Stocks

(cost $591,090,751)		708,051,642
Investment of Cash Collateral for
Securities Loaned--8.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $59,388,522)	59,388,522 [d]	59,388,522
Total Investments (cost $650,479,273)	105.5%	767,440,164
Liabilities, Less Cash and Receivables	(5.5%)	(39,666,003)
Net Assets	100.0%	727,774,161

ADR - American Depository Receipts
ETF- Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2014, the value of the fund's securities on loan was $62,892,438 and the value of the collateral held by the fund was $64,476,375, consisting of cash collateral of $59,388,522 and U.S. Government &
Agency securities valued at $5,087,853.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $116,960,891 of which $134,439,671 related to appreciated investment securities and $17,478,780 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.4
Capital Goods	11.4
Money Market Investments	8.2
Software & Services	8.0
Technology Hardware & Equipment	7.7
Materials	5.9
Insurance	5.6
Energy	4.9
Commercial & Professional Services	4.7
Health Care Equipment & Services	4.5
Semiconductors & Semiconductor Equipment	4.1
Diversified Financials	3.8
Retailing	3.6
Consumer Durables & Apparel	3.3
Consumer Services	2.5
Real Estate	2.4
Utilities	2.1

Pharmaceuticals, Biotech & Life Sciences	2.0
Media	1.6
Automobiles & Components	1.5
Food, Beverage & Tobacco	1.5
Transportation	1.3
Household & Personal Products	.9
Exchange-Traded Funds	.8
Food & Staples Retailing	.4
Telecommunication Services	.4
105.5

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	689,572,285	-	-	689,572,285
Equity Securities - Foreign Common Stocks+	12,751,948	-	-	12,751,948
Exchange-Traded Funds	5,727,409	-	-	5,727,409
Mutual Funds	64,476,375	-	-	64,476,375

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2014 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Capital Goods--15.8%
Boeing	130,600		16,560,080
Donaldson	404,100		16,915,626
Emerson Electric	242,700		15,537,654
Fastenal	327,400		14,824,672
Flowserve	203,800		15,466,382
MSC Industrial Direct, Cl. A	175,800	a	15,846,612
Precision Castparts	59,960		14,633,838
W.W. Grainger	64,100		15,781,420
			125,566,284
Consumer Durables & Apparel--3.9%
DSW, Cl. A	492,700		15,244,138
NIKE, Cl. B	200,800		15,772,840
			31,016,978
Consumer Services--4.7%
McDonald's	170,600		15,988,632
Panera Bread, Cl. A	43,300	b	6,492,402
Starbucks	192,200		14,955,082
			37,436,116
Energy--9.5%
Apache	157,100		15,997,493
EOG Resources	149,620		16,440,245
Halliburton	114,300		7,727,823
Occidental Petroleum	165,500		17,167,315
Schlumberger	162,050		17,767,162
			75,100,038
Food & Staples Retailing--1.8%
Wal-Mart Stores	188,900		14,261,950
Food, Beverage & Tobacco--2.2%
Coca-Cola	417,800		17,430,616
Health Care Equipment & Services--11.4%
C.R. Bard	110,550		16,410,042

Intuitive Surgical	20,200	b	9,494,202
Meridian Bioscience	636,600	a	12,458,262
ResMed	356,800	a	18,928,240
Stryker	191,100		15,920,541
Varian Medical Systems	203,000	b	17,259,060
			90,470,347
Household & Personal Products--2.0%
Colgate-Palmolive	247,200		16,001,256
Materials--8.1%
FMC	220,500		14,583,870
Monsanto	139,100		16,086,915
Praxair	131,600		17,311,980
Sigma-Aldrich	153,600		15,974,400
			63,957,165
Pharmaceuticals, Biotech & Life Sciences--6.2%
Celgene	166,800	b	15,849,336
Gilead Sciences	156,700	b	16,857,786
Johnson & Johnson	160,500		16,648,665
			49,355,787
Retailing--5.5%
The TJX Companies	315,300		18,795,033
Tractor Supply	120,200		8,047,390
Urban Outfitters	431,600	b	17,173,364
			44,015,787
Software & Services--16.7%
Adobe Systems	236,000	b	16,968,400
Automatic Data Processing	222,200		18,549,256
Google, Cl. A	16,960	b	9,876,826
Google, Cl. C	16,960	b	9,694,336
MasterCard, Cl. A	232,200		17,603,082
Microsoft	354,500		16,104,935
Oracle	408,400		16,960,852
Paychex	372,000		15,493,800
Teradata	241,600	b	11,033,872
			132,285,359
Technology Hardware & Equipment--6.2%
Amphenol, Cl. A	167,600		17,264,476
Cisco Systems	613,400		15,328,866

QUALCOMM	218,500	16,627,850
		49,221,192
Transportation--3.9%
C.H. Robinson Worldwide	244,400	16,682,744
Expeditors International of
Washington	354,000	14,620,200
		31,302,944
Total Common Stocks
(cost $537,020,933)		777,421,819

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $718,000)	718,000 [c]	718,000
Investment of Cash Collateral for
Securities Loaned--2.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,988,333)	19,988,333 [c]	19,988,333
Total Investments (cost $557,727,266)	100.5%	798,128,152
Liabilities, Less Cash and Receivables	(.5%)	(4,306,090)
Net Assets	100.0%	793,822,062

a Security, or portion thereof, on loan. At August 31, 2014, the value of the fund's securities on loan was $19,611,243 and the value of the collateral held by the fund was $19,988,927, consisting of cash collateral of $19,988,333 and U.S. Government &
Agency securities valued at $594.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $240,400,886 of which $245,338,239 related to appreciated investment securities and $4,937,353 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.7

Capital Goods	15.8
Health Care Equipment & Services	11.4
Energy	9.5
Materials	8.1
Pharmaceuticals, Biotech & Life Sciences	6.2
Technology Hardware & Equipment	6.2
Retailing	5.5
Consumer Services	4.7
Consumer Durables & Apparel	3.9
Transportation	3.9
Money Market Investments	2.6
Food, Beverage & Tobacco	2.2
Household & Personal Products	2.0
Food & Staples Retailing	1.8
100.5

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	777,421,819	-	-	777,421,819
Mutual Funds	20,706,333	-	-	20,706,333

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2014 (Unaudited)

Common Stocks--96.7%	Shares	Value ($)
Australia--3.5%
CSL	559,000	38,565,946
Woodside Petroleum	790,000	31,504,968
		70,070,914
Canada--1.6%
Suncor Energy	789,500	32,406,314
China--3.2%
China Shenhua Energy, Cl. H	6,460,500	18,631,128
CNOOC	22,058,000	44,343,409
		62,974,537
Denmark--2.3%
Novo Nordisk, Cl. B	992,000	45,322,373
France--4.3%
Essilor International	275,200	29,188,426
L'Oreal	227,100	37,598,349
LVMH Moet Hennessy Louis Vuitton	100,700	17,472,256
		84,259,031
Hong Kong--6.3%
AIA Group	7,866,200	42,933,950
China Mobile	2,855,500	35,518,506
CLP Holdings	1,301,000	11,012,264
Hong Kong & China Gas	15,452,177	35,051,293
		124,516,013
Japan--9.3%
Chugai Pharmaceutical	227,800	7,214,196
Denso	512,700	22,238,600
FANUC	215,100	35,972,320
Honda Motor	825,400	27,869,001
Keyence	46,457	19,880,801
Komatsu	1,357,500	30,726,248
Shin-Etsu Chemical	656,700	40,748,284
		184,649,450
Singapore--2.1%
DBS Group Holdings	2,857,369	40,994,398
Spain--1.9%
Inditex	1,271,500	36,838,850
Sweden--1.9%
Hennes & Mauritz, Cl. B	861,000	36,624,144
Switzerland--8.5%
Nestle	503,500	39,076,712

Novartis	230,000		20,631,229
Roche Holding	128,700		37,528,446
SGS	7,800		17,306,901
Swatch Group-BR	30,300		16,429,759
Syngenta	105,500		37,865,312
			168,838,359
Taiwan--1.9%
Taiwan Semiconductor Manufacturing, ADR	1,794,400		37,574,736
United Kingdom--7.6%
BG Group	1,932,000		38,536,722
HSBC Holdings	3,700,885		40,058,719
Reckitt Benckiser Group	435,700		37,974,384
Standard Chartered	1,680,000		33,830,932
			150,400,757
United States--42.3%
Adobe Systems	604,400	a	43,456,360
Amphenol, Cl. A	202,800		20,890,428
Automatic Data Processing	459,800		38,384,104
C.R. Bard	125,200		18,584,688
Cisco Systems	1,553,400		38,819,466
Colgate-Palmolive	565,100		36,578,923
EOG Resources	346,200		38,040,456
Fastenal	381,900		17,292,432
Google, Cl. A	35,400	a	20,615,544
Google, Cl. C	35,400	a	20,234,640
Intuitive Surgical	50,400	a	23,688,504
Johnson & Johnson	381,700		39,593,741
MasterCard, Cl. A	532,500		40,368,825
Microsoft	967,600		43,958,068
NIKE, Cl. B	490,600		38,536,630
Oracle	950,200		39,461,806
Praxair	303,400		39,912,270
Precision Castparts	152,400		37,194,744
QUALCOMM	498,300		37,920,630
Schlumberger	379,500		41,608,380
Sigma-Aldrich	202,600		21,070,400
Stryker	448,300		37,347,873
The TJX Companies	731,900		43,628,559
W.W. Grainger	114,100		28,091,420
Wal-Mart Stores	417,800		31,543,900
			836,822,791
Total Common Stocks
(cost $1,459,072,117)			1,912,292,667

Other Investment--2.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $56,835,000)	56,835,000 [b]	56,835,000
Total Investments (cost $1,515,907,117)	99.6%	1,969,127,667
Cash and Receivables (Net)	.4%	8,046,415
Net Assets	100.0%	1,977,174,082

ADR--American Depository Receipts
BR--Bearer Certificate

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $453,220,550 of which $468,500,403 related to appreciated investment securities and $15,279,853 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.3
Health Care	15.1
Energy	12.4
Consumer Discretionary	12.1
Consumer Staples	9.2
Industrial	8.4
Financial	8.0
Materials	7.1
Money Market Investment	2.9
Utilities	2.3
Telecommunications	1.8
99.6

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
August 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Japanese Yen,
Expiring:
9/2/2014 a	53,675,950	516,943	515,892	1,051
9/3/2014 a	23,710,970	228,122	227,891	231
				1,282

Counterparty:

a	National Australia Bank

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	836,822,791	-	-	836,822,791
Equity Securities - Foreign Common Stocks+	1,075,469,876	-	-	1,075,469,876
Mutual Funds	56,835,000	-	-	56,835,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,282	-	1,282

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2014 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)
Australia--7.2%
Cochlear	356,600	24,162,554
CSL	1,163,000	80,236,485
Woodside Petroleum	1,890,000	75,372,646
Woolworths	2,180,100	73,625,612
		253,397,297
Canada--2.3%
Suncor Energy	1,982,200	81,362,629
China--3.6%
China Shenhua Energy, Cl. H	13,469,000	38,842,607
CNOOC	43,963,000	88,379,241
		127,221,848
Denmark--2.4%
Novo Nordisk, Cl. B	1,840,000	84,065,692
Finland--2.0%
Kone, Cl. B	1,651,000	69,852,836
France--8.2%
Air Liquide	531,300	67,883,756
Danone	963,980	67,308,618
Essilor International	507,576	53,834,828
L'Oreal	396,500	65,643,970
LVMH Moet Hennessy Louis Vuitton	176,800	30,676,215
		285,347,387
Germany--3.6%
adidas	712,500	53,400,520
SAP	925,000	71,952,277
		125,352,797
Hong Kong--10.2%
AIA Group	13,629,800	74,391,848
China Mobile	5,678,500	70,632,757
CLP Holdings	6,249,000	52,894,420

Hang Lung Properties	22,799,000	75,309,759
Hong Kong & China Gas	36,180,128	82,070,006
		355,298,790
Italy--.5%
Tenaris, ADR	388,800	17,223,840
Japan--18.7%
AEON Mall	953,590	20,777,438
Chugai Pharmaceutical	385,400	12,205,229
Daito Trust Construction	644,500	79,691,408
Denso	1,270,300	55,099,850
FANUC	409,400	68,466,145
Honda Motor	2,043,600	69,000,594
INPEX	4,641,400	66,468,220
Keyence	140,020	59,920,136
Komatsu	2,985,900	67,584,166
Shimamura	350,800	31,625,777
Shin-Etsu Chemical	1,132,900	70,296,529
Tokio Marine Holdings	1,759,700	53,639,181
		654,774,673
Singapore--2.0%
DBS Group Holdings	2,401,226	34,450,158
Oversea-Chinese Banking	4,532,928	36,291,005
		70,741,163
Spain--2.0%
Inditex	2,385,000	69,100,005
Sweden--2.1%
Hennes & Mauritz, Cl. B	1,718,000	73,078,141
Switzerland--10.8%
Kuehne + Nagel International	265,400	35,760,558
Nestle	879,000	68,219,324
Novartis	839,000	75,259,136
Roche Holding	238,400	69,516,562
SGS	16,100	35,723,218
Swatch Group-BR	52,100	28,250,509
Syngenta	181,000	64,963,237
		377,692,544
Taiwan--2.2%

Taiwan Semiconductor Manufacturing, ADR	3,648,400	76,397,496
United Kingdom--18.7%
BG Group	3,575,000	71,308,893
Burberry Group	2,805,000	66,171,475
Compass Group	4,112,847	66,879,169
Diageo	2,170,700	63,982,964
Experian	1,995,600	34,719,915
HSBC Holdings	6,329,895	68,515,365
Intertek Group	678,100	31,531,943
Reckitt Benckiser Group	895,900	78,084,119
SABMiller	1,418,000	78,225,878
Smith & Nephew	1,926,000	33,349,127
Standard Chartered	3,049,000	61,399,113
		654,167,961
Total Common Stocks
(cost $2,806,901,101)		3,375,075,099

	Number of
Rights--.0%	Rights	Value ($)
Singapore
Oversea-Chinese Banking
(cost $0)	566,616 [a]	1,066,048

Other Investment--3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $103,500,000)	103,500,000 [b]	103,500,000
Total Investments (cost $2,910,401,101)	99.5%	3,479,641,147
Cash and Receivables (Net)	.5%	17,964,564
Net Assets	100.0%	3,497,605,711

ADR - American Depository Receipts
BR - Bearer Certificate

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $569,240,046 of which $609,831,416 related to appreciated investment securities and $40,591,370 related to depreciated investment securities. At August 31, 2014, the cost of income tax purposes investments for federal was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	15.5
Financial	14.4
Consumer Staples	14.2
Energy	12.5
Health Care	12.4
Industrial	9.8
Information Technology	6.0
Materials	5.8
Utilities	3.9
Money Market Investment	3.0
Telecommunication Services	2.0
99.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2014

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Japanese Yen,
Expiring
9/2/2014 a	131,624,330	1,267,253	1,265,071	2,182

Counterparty:

a	National Australia Bank

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,375,075,099	-	-	3,375,075,099
Mutual Funds	103,500,000	-	-	103,500,000
Rights+	1,066,048	-	-	1,066,048
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,182	-	2,182

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)